Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Advantage Solutions, Inc. *	347,714	741
Boston Omaha Corp. *	106,913	2,463
Cable One, Inc.	4,332	3,695
Scholastic Corp.	51,051	1,570
Total		8,469

Consumer Discretionary (8.2%)
BJ’s Restaurants, Inc. *	74,353	1,773
Cavco Industries, Inc. *	19,860	4,086
Dorman Products, Inc. *	34,024	2,794
Farfetch, Ltd. *	185,600	1,383
Floor & Decor Holdings, Inc. *	4,500	316
Hibbett, Inc.	27,616	1,376
LCI Industries	25,422	2,579
LL Flooring Holdings, Inc. *	143,223	992
Marriott Vacations Worldwide Corp.	24,847	3,028
Meritage Homes Corp. *	34,552	2,428
Monro, Inc.	51,676	2,246
Ollie’s Bargain Outlet Holdings, Inc. *	18,300	944
Papa John’s International, Inc.	44,652	3,126
Petco Health & Wellness Co., Inc. *	108,683	1,213
Pool Corp.	3,556	1,132
Rent the Runway, Inc. *	54,515	120
Steven Madden, Ltd.	114,849	3,063
Strategic Education, Inc.	77,004	4,729
Visteon Corp. *	24,267	2,574
Warby Parker, Inc. *	127,244	1,697
Xometry, Inc. *	6,139	349
Total		41,948

Consumer Staples (2.6%)
BellRing Brands, Inc. *	42,035	866
Coca-Cola Consolidated, Inc.	8,611	3,546
Grocery Outlet Holding Corp. *	13,155	438
Nomad Foods, Ltd. *	264,994	3,763
Post Holdings, Inc. *	32,343	2,649
The Simply Good Foods Co. *	71,436	2,285
Total		13,547

Energy (5.8%)
Cactus, Inc.	118,754	4,564
ChampionX Corp.	230,228	4,505

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
International Seaways, Inc.	61,872	2,174
Liberty Oilfield Services, Inc. *	243,099	3,082
Magnolia Oil & Gas Corp.	305,284	6,048
Matador Resources Co.	171,357	8,383
REX American Resources Corp. *	32,378	904
Total		29,660

Financials (26.7%)
BankUnited, Inc.	160,903	5,498
BRP Group, Inc. *	192,350	5,068
Columbia Banking System, Inc.	129,849	3,751
CrossFirst Bankshares, Inc. *	160,925	2,100
Eastern Bankshares, Inc.	131,497	2,583
FB Financial Corp.	118,122	4,513
Glacier Bancorp, Inc.	83,183	4,087
Green Dot Corp. - Class A *	76,955	1,461
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	121,182	3,627
HarborOne Bancorp, Inc.	232,755	3,124
Hercules Capital, Inc.	114,848	1,330
Home BancShares, Inc.	289,468	6,516
Houlihan Lokey, Inc.	59,035	4,450
Independent Bank Corp.	62,098	4,628
James River Group Holdings, Ltd.	124,075	2,830
Live Oak Bancshares, Inc.	134,741	4,123
National Bank Holding Corp. - Class A	111,217	4,114
NerdWallet, Inc. *	68,419	607
Origin Bancorp, Inc.	88,965	3,422
Palomar Holdings, Inc. *	39,925	3,343
PCSB Financial Corp.	40,174	720
PennyMac Financial Services, Inc.	81,608	3,501
PennyMac Mortgage Investment Trust	197,663	2,328
Pinnacle Financial Partners, Inc.	94,008	7,624
Popular, Inc.	63,629	4,585

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
PRA Group, Inc. *	34,538	1,135
ProAssurance Corp.	114,185	2,228
PROG Holdings, Inc. *	57,217	857
Radian Group, Inc.	201,431	3,886
Ryan Specialty Group Holdings, Inc. *	66,374	2,696
Southern First
Bancshares, Inc. *	65,527	2,730
StepStone Group, Inc.	91,450	2,241
Texas Capital Bancshares, Inc. *	48,100	2,839
Towne Bank	161,854	4,343
Veritex Holdings, Inc.	37,997	1,010
Virtus Investment Partners, Inc.	20,061	3,200
Walker & Dunlop, Inc.	34,463	2,886
Webster Financial Corp.	60,972	2,756
Western Alliance Bancorp	108,573	7,138
WSFS Financial Corp.	142,350	6,614
Total		136,492

Health Care (11.8%)
Agiliti, Inc. *	135,801	1,943
Apellis Pharmaceuticals, Inc. *	51,847	3,541
Arvinas, Inc. *	31,811	1,415
Ascendis Pharma A/S *	17,600	1,817
Atrion Corp.	7,220	4,079
Blueprint Medicines Corp. *	35,450	2,336
CRISPR Therapeutics AG *	24,100	1,575
Embecta Corp.	72,910	2,099
Ensign Group, Inc.	40,619	3,229
FIGS, Inc. *	182,687	1,507
Insmed, Inc. *	127,210	2,740
Ionis Pharmaceuticals, Inc. *	56,000	2,477
Karuna Therapeutics, Inc. *	14,643	3,294
Kymera Therapeutics, Inc. *	53,338	1,161
MacroGenics, Inc. *	124,000	429
Molina Healthcare, Inc. *	4,276	1,410
MultiPlan Corp. *	222,000	635
Nkarta, Inc. *	111,412	1,466
Option Care Health, Inc. *	207,550	6,532
Pacific Biosciences of California, Inc. *	111,824	649

Small Cap Value Portfolio

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
The Pennant Group, Inc. *	83,004	864
Phreesia, Inc. *	98,808	2,518
QuidelOrtho Corp. *	25,070	1,792
Select Medical Holdings Corp.	242,526	5,360
Syndax Pharmaceuticals, Inc. *	55,700	1,339
Verve Therapeutics, Inc. *	30,000	1,031
Xencor, Inc. *	81,696	2,123
Zentalis Pharmaceuticals, Inc. *	46,309	1,003
Total		60,364

Industrials (14.3%)
ABM Industries, Inc.	29,930	1,144
Alamo Group, Inc.	15,335	1,875
Allegiant Travel Co. *	18,490	1,349
Aris Water Solutions, Inc.	118,958	1,518
Beacon Roofing Supply, Inc. *	96,596	5,286
Blue Bird Corp. *	77,902	650
Brady Corp. - Class A	72,374	3,020
CIRCOR International, Inc. *	98,820	1,630
Enerpac Tool Group Corp.	64,530	1,151
ESAB Corp.	26,778	893
ESCO Technologies, Inc.	47,398	3,481
FTI Consulting, Inc. *	10,757	1,783
Helios Technologies, Inc.	70,153	3,550
Herc Holdings, Inc.	9,500	987
JELD-WEN Holding, Inc. *	87,516	766
Landstar System, Inc.	29,032	4,191
McGrath RentCorp	38,841	3,257
MSA Safety, Inc.	17,592	1,922
Parsons Corp. *	57,441	2,252
RBC Bearings, Inc. *	11,800	2,452
Regal Rexnord Corp.	29,930	4,201
Shoals Technologies Group, Inc. *	150,856	3,251
SPX Technologies, Inc. *	61,478	3,395
Stericycle, Inc. *	30,808	1,297
Triumph Group, Inc. *	326,230	2,802
UFP Industries, Inc.	105,358	7,603
Univar Solutions, Inc. *	138,045	3,139
Valmont Industries, Inc.	9,702	2,606
Zurn Water Solutions Corp.	68,200	1,671
Total		73,122

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Information Technology (7.2%)
Belden, Inc.	110,370	6,624
Conduent, Inc. *	242,100	809
DoubleVerify Holdings, Inc. *	65,100	1,780
Entegris, Inc.	19,949	1,656
Harmonic, Inc. *	413,434	5,403
Knowles Corp. *	61,300	746
Lattice Semiconductor Corp. *	19,500	960
Littelfuse, Inc.	25,954	5,157
MaxLinear, Inc. - Class A *	53,976	1,761
nCino, Inc. *	59,716	2,037
Onto Innovation, Inc. *	25,397	1,627
PAR Technology Corp. *	30,659	905
Paycor HCM, Inc. *	111,000	3,281
Payoneer Global, Inc. *	426,900	2,583
Workiva, Inc. *	17,569	1,367
Total		36,696

Materials (4.3%)
Carpenter Technology Corp.	84,696	2,637
Clearwater Paper Corp. *	76,741	2,885
Constellium SE *	244,057	2,475
Element Solutions, Inc.	197,048	3,206
Myers Industries, Inc.	146,291	2,409
Orion Engineered Carbons SA	150,258	2,006
Quaker Chemical Corp.	21,212	3,063
Reliance Steel & Aluminum Co.	19,927	3,476
Total		22,157

Real Estate (8.1%)
Apple Hospitality REIT, Inc.	331,554	4,662
EastGroup Properties, Inc.	31,203	4,504
Essential Properties Realty Trust, Inc.	131,217	2,552
eXp World Holdings, Inc.	38,100	427
FirstService Corp.	16,100	1,916
JBG SMITH Properties	165,699	3,079
NexPoint Residential Trust, Inc.	13,400	619
Opendoor Technologies, Inc. *	249,400	776
PotlatchDeltic Corp.	89,482	3,672
Safehold, Inc.	65,542	1,734
Saul Centers, Inc.	96,274	3,610
The St. Joe Co.	121,306	3,885
Terreno Realty Corp.	97,198	5,151
Tricon Residential, Inc.	211,894	1,833

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Washington Real Estate Investment Trust	163,930	2,879
Total		41,299

Utilities (5.0%)
California Water Service Group	70,910	3,736
Chesapeake Utilities Corp.	53,579	6,182
IDACORP, Inc.	81,088	8,029
MGE Energy, Inc.	93,221	6,118
NorthWestern Corp.	27,730	1,367
Total		25,432

Total Common Stocks (Cost: $433,348)		489,186

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	2
Total		2

Total Warrants (Cost: $25)		2

Short-Term Investments (4.3%)
Money Market Funds (4.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	21,929,256	21,929
Total		21,929

Total Short-Term Investments (Cost: $21,929)		21,929

Total Investments (100.0%) (Cost: $455,302)@		511,117

Other Assets, Less Liabilities (0.0%)		147

Net Assets (100.0%)		511,264

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $455,302 and the net unrealized appreciation of investments based on that cost was $55,815 which is comprised of $116,322 aggregate gross unrealized appreciation and $60,507 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$489,186	$—	$—
Short-Term Investments	21,929	—	—
Warrants	2	—	—

Total Assets:	$511,117	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand